Net Loss Per Class A Common Unit - Unaudited Pro Forma (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Common Stock [Line Items]
Net loss attributable to Zentalis Pharmaceuticals, LLC	$ (16,126)	$ (8,343)	$ (45,663)	$ (21,067)
Weighted average number of Class A common units outstanding, basic and diluted (in shares)	5,601	5,594	5,597	5,594
Net loss per Class A common unit (USD per share)	$ (2.88)	$ (1.49)	$ (8.16)	$ (3.77)
Pro Forma
Common Stock [Line Items]
Net loss attributable to Zentalis Pharmaceuticals, LLC			$ (45,663)
Weighted average number of common units outstanding			8,815
Pro forma adjustments to reflect automatic conversion of convertible preferred units to common stock upon the completion of the proposed initial public offering			$ 9,237
Weighted average number of Class A common units outstanding, basic and diluted (in shares)			18,058
Net loss per Class A common unit (USD per share)			$ (2.53)